Shareholder Report, Average Annual Return (Details) 74200001140_Franklin Managed Income Fund_Class R6_TSR Annual {Class R6}		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		5.99%	7.62%	6.81%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		20.81%	16.74%	14.08%
Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Linked 60% Bloomberg U.S. Aggregate Index & 40% MSCI USA High Dividend Yield Index
Average Annual Return, Percent	[1]	6.49%	6.02%	6.46%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		6.16%	(0.24%)	1.90%

[1]
†	The Linked Index reflects the performance of the Blended 50% MSCI USA High Dividend Yield Index, 25% ICE BofA U.S. Corporate & High Yield Index and 25% Bloomberg U.S. Aggregate Index prior to March 1, 2025, and 60% Bloomberg U.S. Aggregate Index and 40% MSCI USA High Dividend Yield Index thereafter.